Commitments and Contingencies (Tables)	12 Months Ended
Jan. 03, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Approximate future minimum lease payments under non-cancelable operating leases, net of sublease income, are as follows (in millions):

	Gross lease payments	Sublease Income	Net lease payments
Fiscal year:
2016	$32.6	$(0.3)	$32.3
2017	27.3	(0.1)	27.2
2018	21.8	—	21.8
2019	16.4	—	16.4
2020	10.4	—	10.4
Thereafter	54.4	—	54.4

Total minimum lease payments	$162.9	$(0.4)	$162.5